Debt Securities - Summary of Repurchases of Own Debt Securities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 USD ($)
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Debt Securities	$ 1,096,011,970		$ 219,201,761
Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Debt Securities	11,390,192		28,413,073
Banco de Galicia y Bs.As. S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		$ 250,000
LI Serie II | Banco de Galicia y Bs.As. S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			3,284,942
Debt Securities			6,508,945
LI Serie II | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			97,911
Debt Securities			277,526
LIII Serie II | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			4,192,612
Debt Securities			8,808,157
LIII Serie II | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			50,000
Debt Securities			152,600
LIV Serie II | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			4,779,859
Debt Securities			14,600,241
LIV Serie II | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			83,000
Debt Securities			252,957
LV Serie II | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			10,141,234
Debt Securities			14,648,626
LV Serie II | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			50,000
Debt Securities			136,937
LVII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			12,512,200
Debt Securities			26,312,159
LVII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			50,000
Debt Securities			138,899
LVIII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			12,214,678
Debt Securities			10,973,076
LVIII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			49,625
Debt Securities			141,540
LIX | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			12,072,087
Debt Securities			29,497,346
LIX | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			2,026,702
Debt Securities			5,791,335
LX | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			27,381,323
Debt Securities			56,654,197
LX | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			7,665,541
Debt Securities			$ 21,521,279
LII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value				$ 7,500
Debt Securities				$ 14,466,515
XIV | Banco de Galicia y Bs.As. S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	44,640,963
Debt Securities	49,237,385
XIV | Banco de Galicia y Bs.As. S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	1,700,000
Debt Securities	2,009,480
XV | Banco de Galicia y Bs.As. S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	42,106,850
Debt Securities	50,411,430
XV | Banco de Galicia y Bs.As. S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	330,000
Debt Securities	424,380
XVI | Banco de Galicia y Bs.As. S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		325,000
Debt Securities		365,522,460
XVI | Banco de Galicia y Bs.As. S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	311
Debt Securities	424,643
XVII | Banco de Galicia y Bs.As. S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		83,478
Debt Securities		92,525,950
XVII | Banco de Galicia y Bs.As. S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	1,231
Debt Securities	1,617,398
XIX | Banco de Galicia y Bs.As. S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		97,749
Debt Securities		108,666,563
XIX | Banco de Galicia y Bs.As. S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	881
Debt Securities	1,150,977
XX | Banco de Galicia y Bs.As. S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		35,088,750
Debt Securities	34,776,605
XX | Banco de Galicia y Bs.As. S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	2,250,000
Debt Securities	2,442,805
LXI | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	35,000,000
Debt Securities	39,366,856
LXI | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	854,376
Debt Securities	1,049,130
LXII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	35,000,000
Debt Securities	32,631,030
LXII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	1,027,871
Debt Securities	1,163,427
LXIII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		179,163
Debt Securities		$ 199,252,580
LXIII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	848
Debt Securities	$ 1,107,952